PHILOTIMO FOCUSED GROWTH & INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

		Shares	Value
72.32%	COMMON STOCKS
2.68%	COMMUNICATION SERVICES
	Marchex, Inc.(A)	1,249,399	$2,074,003
	WildBrain Ltd.(A)	58,225	75,692
	WildBrain Ltd.(A)	851,550	1,098,134
			3,247,829
14.69%	CONSUMER DISCRETIONARY - ENTERTAINMENT
	1stdibs.com, Inc.(A)	355,377	2,128,708
	Ainsworth Game Technology Ltd.(A)	409	276
	AMMO, Inc.(A)	4,000,000	6,840,000
	Fossil Group, Inc.(A)	505,461	1,900,534
	Inspired Entertainment, Inc.(A)	700,000	6,552,000
	Xponential Fitness, Inc.(A)	46,732	384,605
			17,806,123
17.37%	CONSUMER DISCRETIONARY - RETAIL
	Barnes¬& Noble Education, Inc.(A)	750,428	6,896,433
	CDON AB(A)	536,715	3,672,736
	Haverty Furniture Cos., Inc.	281	6,564
	Natuzzi S.p.A(A)	406,962	960,430
	The One Group Hospitality, Inc.(A)	393,975	689,456
	The RealReal, Inc.(A)	558,853	8,818,700
			21,044,319
3.09%	FINANCIALS
	EZCorp, Inc. Class A(A)	150,000	2,913,000
	U.S. Global Investors, Inc.	343,092	826,852
			3,739,852
6.26%	HEALTH CARE
	Novo Nordisk A/S ADR	75,000	3,816,000
	The Oncology Institute, Inc.(A)	1,059,882	3,773,180
			7,589,180
2.32%	INDUSTRIALS
	Trex Co., Inc.(A)	80,000	2,806,400

PHILOTIMO FOCUSED GROWTH & INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

SharesValue

17.18% INFORMATION TECHNOLOGY

Allot Ltd.(A)

Data I/O Corp.(A)

eGain Corp.(A)

Immersion Corporation

Sylogist Ltd.

8.73% REAL ESTATE

Compass, Inc.(A)

72.32% TOTAL COMMON STOCKS

(Cost: $65,939,344)

0.58% PREFERRED STOCKS

0.58% CONSUMER DISCRETIONARY AMMO, Inc. 8.75%

0.58% TOTAL PREFERRED STOCKS

(Cost: $647,751)

9.49% CLOSED-END MUTUAL FUNDS

Eaton Vance Limited Duration Income Fund^(A)

(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.010%) . Nuveen Floating Rate Income Fund(A)

Nuveen Real Estate Income Fund(A)

Duff & Phelps Utility and Infrastructure Fund, Inc.(A)

9.49% TOTAL CLOSED-END MUTUAL FUNDS

(Cost: $11,617,204)

1,200,000	$11,796,000
327,401	1,037,861
395,349	4,068,141
296,979	2,019,457
450,727	1,894,791
20,816,250
1,000,351	10,573,710
87,623,663

29,427706,247

706,247

229,2252,271,620

509,9193,992,666

316,5002,424,390

221,5642,816,078

11,504,754

PHILOTIMO FOCUSED GROWTH & INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

		Principle	Value
10.04%	DEBT SECURITIES
1.72%	CONSUMER DISCRETIONARY
	Fossil Group, Inc. 01/01/2029 9.500%	2,256,119	2,081,270
7.02%	FINANCIALS
	Allstate Corp. 05/15/2057 6.500%	1,000,000	1,050,617
	Bank of Montreal 11/26/2084 7.300%^	1,000,000	1,066,212
	(US Treasury Yield Curve Rate Constant Maturity 10 Year +2.757%)
	Citigroup Global Markets 01/22/2035 0.000%(A)(C)	300,000	282,990
	Citigroup Global Markets 10/01/2040 7.250%	84,000	68,787
	Citigroup Global Markets 03/19/2041 10.500%	120,000	110,784
	Citigroup Global Markets Holdings, Inc. 09/20/2041 0.000%	80,000	72,040
	Citigroup Global Markets Holdings, Inc. 09/03/2041 0.000%	400,000	356,500
	Citigroup, Inc. Series DD Perpetual 7.000%	1,350,000	1,423,802
	Morgan Stanley 03/31/2035 0.000%	95,000	63,650
	Nationwide Financial Services 05/15/2037 6.750%	2,975,000	2,959,804
	Prudential Financial, Inc. 03/15/2054 6.500%	1,000,000	1,056,930
			8,512,116
1.30%	GOVERNMENT
	Farm Credit Bank of Texas Perpetual 7.750%^	1,500,000	1,570,119
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +4.017%) .
10.04%	TOTAL DEBT SECURITIES		12,163,505
	(Cost: $11,282,767)
7.89%	MONEY MARKET FUND
	Federated Government Obligations Fund 3.670%(B)	9,558,724	9,558,724
	(Cost: $9,558,724)
100.32%	TOTAL INVESTMENTS		121,556,893
	(Cost: $99,045,790)
(0.32%)	Liabilities in excess of other assets		(387,987)
100.00%	NET ASSETS		$121,168,906

^Rate is determined periodically. Rate shown is the rate as of December 31, 2025.

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2025

(C)Structured Note

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prces in active markets for identical securities.

Level 2 includes other significant observable inputs (including quoted prices for similar securities, interet rates, prepayment speeds, credit, risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCKS		$87,623,663	$-	$-	$87,623,663
PREFERRED STOCKS		706,247	-	-	706,247
CLOSED-END FUNDS		-	11,504,754	-	11,504,754
DEBT SECURITIES		-	12,163,505	-	12,163,505
MONEY MARKET FUND		9,558,724	-	-	9,558,724
TOTAL INVESTMENTS		$97,888,634	$23,668,259	$-	$121,556,893

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $99,045,790, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$28,094,590
Gross unrealized depreciation	(5,583,487)
Net unrealized appreciation	$22,511,103